DEBT - Credit Facilities Narrative (Details)		1 Months Ended	12 Months Ended
	Aug. 30, 2018 USD ($)	Jul. 31, 2013 USD ($) newbuild tranche	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Secured Debt | Golar Arctic facility
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 87,500,000.0
Basis spread on variable rate			2.25%
Maturity term			5 years
Final payment amount			$ 52,800,000
Secured Debt | Golar Viking facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 62,500,000.0
Basis spread on variable rate			2.50%
Maturity term			5 years
Final payment amount			$ 37,800,000
Secured Debt | FLNG Hilli facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 700,000,000
Percentage of initial project budget			60.00%
Interest rate			6.25%
Balance outstanding under pre-delivery facility			$ 525,000,000
Secured Debt | FLNG Hilli facility | Scenario, Forecast
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 960,000,000
Percentage of construction cost drawdown, maximum	80.00%
Purchase price	$ 1,200,000,000.0
Term of sale leaseback transaction	10 years
Secured Debt | $1.125 billion newbuild facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 1,125,000,000.000	1,125,000,000.000
Balance outstanding under pre-delivery facility			$ 195,400,000
Number of vessels		8	2
Description of variable rate basis			LIBOR
Number of tranches | tranche		3
Secured Debt | $449 million newbuild facility | Line of Credit
Debt Instrument [Line Items]
Maturity term			12 years
Percentage guaranteed			95.00%
Shareholder Notes Payable | K-Sure Tranche
Debt Instrument [Line Items]
Interest rate			2.10%
Shareholder Notes Payable | KEXIM Tranche
Debt Instrument [Line Items]
Interest rate			2.75%